Strive U.S. Energy ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Construction & Engineering - 0.2%
35,498	MDU Resources Group, Inc.	$660,618
Electric Utilities - 2.4%
185,241	Exelon Corp.	7,213,285
9,308	IDACORP, Inc.	881,561
		8,094,846
Electrical Components & Equipment - 0.1%
39,013	Sunrun, Inc. (a)	376,475
Gas Utilities - 1.3%
26,824	Atmos Energy Corp.	2,887,872
16,359	National Fuel Gas Co.	833,491
12,933	Southwest Gas Holdings, Inc.	758,003
		4,479,366
Independent Power Producers & Energy Traders - 0.5%
124,407	AES Corp.	1,853,664
Integrated Oil & Gas - 37.6%
329,347	Chevron Corp.	47,995,738
690,972	Exxon Mobil Corp.	73,139,386
130,181	Occidental Petroleum Corp.	8,046,488
		129,181,612
Multi-Utilities - 0.6%
76,871	NiSource, Inc.	1,934,074
Oil & Gas Drilling - 0.7%
18,376	Helmerich & Payne, Inc.	727,138
20,463	Noble Corp. PLC ADR (b)	955,418
126,390	Transocean Ltd. ADR (a)(b)	836,702
		2,519,258
Oil & Gas Equipment & Services - 8.5%
188,705	Baker Hughes Co.	6,495,226
167,597	Halliburton Co.	6,593,266
72,886	NOV, Inc.	1,454,805
265,216	Schlumberger N.V. ADR (b)	14,761,922
		29,305,219
Oil & Gas Exploration & Production - 28.0%
49,230	Antero Resources Corp. (a)	1,449,331
57,130	APA Corp.	2,269,204
20,930	Chesapeake Energy Corp.	1,801,654
7,517	Chord Energy Corp.	1,242,710
12,672	Civitas Resources, Inc.	955,849
225,451	ConocoPhillips	26,783,579
138,992	Coterra Energy, Inc.	3,822,280
118,786	Devon Energy Corp.	5,531,864
32,137	Diamondback Energy, Inc.	5,152,204

Strive U.S. Energy ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Exploration & Production - 28.0% (cont’d)
108,765	EOG Resources, Inc.	13,731,581
66,865	EQT Corp.	2,833,739
51,679	Hess Corp.	7,462,448
32,918	Magnolia Oil & Gas Corp. - Class A	739,009
114,746	Marathon Oil Corp.	3,133,713
20,382	Matador Resources Co.	1,257,366
27,137	Murphy Oil Corp.	1,217,637
45,036	Ovintiv, Inc.	2,161,728
46,361	Permian Resources Corp.	675,480
43,333	Pioneer Natural Resources Co.	10,356,587
44,339	Range Resources Corp.	1,589,110
22,093	SM Energy Co.	890,790
182,489	Southwestern Energy Co. (a)	1,301,146
		96,359,009
Oil & Gas Refining & Marketing - 9.5%
26,950	HF Sinclair Corp.	1,492,491
79,034	Marathon Petroleum Corp.	11,953,892
20,690	PBF Energy, Inc. - Class A	983,396
85,429	Phillips 66	9,744,886
67,101	Valero Energy Corp.	8,521,827
		32,696,492
Oil & Gas Storage & Transportation - 9.8%
60,273	Antero Midstream Corp.	743,769
44,794	Cheniere Energy, Inc.	7,454,617
18,075	DT Midstream, Inc.	975,508
46,071	EnLink Midstream LLC	566,213
7,504	Hess Midstream LP - Class A	225,120
365,502	Kinder Morgan, Inc.	5,921,132
14,186	New Fortress Energy, Inc.	429,836
83,252	ONEOK, Inc.	5,428,030
35,332	Plains GP Holdings LP - Class A	554,006
41,421	Targa Resources Corp.	3,463,210
226,728	Williams Cos., Inc.	7,799,443
		33,560,884
Renewable Electricity - 0.5%
33,405	Brookfield Renewable Corp. - Class A ADR (b)	760,298
15,285	Clearway Energy, Inc. - Class C	331,837
5,520	Clearway Energy, Inc. - Class A	112,442
16,338	NextEra Energy Partners LP	442,270
		1,646,847
	TOTAL COMMON STOCKS (Cost $333,651,042)	342,668,364

Strive U.S. Energy ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value

MONEY MARKET FUNDS - 0.3%
1,200,125	First American Government Obligations Fund - Class X, 5.27% (c)	1,200,125
	TOTAL MONEY MARKET FUNDS (Cost $1,200,125)	1,200,125

	TOTAL INVESTMENTS (Cost $334,851,167) - 100.0%	$343,868,489
	Other Assets in Excess of Liabilities - 0.0% (d)	141,011
	TOTAL NET ASSETS - 100.0%	$344,009,500

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.
(d) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive U.S. Energy ETF did hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$342,668,364	$—	$—	$342,668,364
Money Market Funds	1,200,125	—	—	1,200,125
Total Investments in Securities	$343,868,489	$—	$—	$343,868,489
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive U.S. Energy ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.